Net Defined Benefit Liabilities - Summary of Expected Maturity Analysis of Undiscounted Pension Benefits (Detail) ₩ in Millions	Dec. 31, 2019 KRW (₩)
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	₩ 5,198,228
Less than 1 year [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	241,380
Between 1-2 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	273,477
Between 2-5 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	834,025
More than 5 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	₩ 3,849,346